Scope of Consolidation - Schedule of List of Company Directly or Indirectly Controlled (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2020
SVM Automatik A/S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of equity interest held by non-controlling interests	35.00%